UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

	Principal amount (000)	Value (000)
Bonds & notes - 96.6%
Municipals - 96.5%
Alabama - 1.0%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,616
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	120
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,057
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	165
__________
		3,958
__________
Alaska - 0.5%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	490	506
Alaska Intl. Airports System, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2024	1,000	1,248
__________
		1,754
__________
Arizona - 2.9%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.86%, 2048[1]	3,100	3,167
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2024	300	368
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,087
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2018	795	840
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,262
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	139
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,092
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	180
5.00%, 2021	1,000	1,083
__________
		11,218
__________
Arkansas - 0.2%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 1.56%, 2044[1]	600	594
__________
		594
__________
California - 12.5%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2016	1,500	1,504
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 2021	990	1,053
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	100	104
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.91%, 2045	2,200	2,188
0.91%, 2047	1,500	1,492
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.71%, 2047[1]	1,000	999
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F (Pre-refunded with FHLMC/FNMA to 04/01/2016 @ 100), 5.00%, 2022	125	126
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2026	300	368
5.00%, 2028	315	375
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	750	863
5.00%, 2020	1,000	1,158

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	$1,800	$2,112
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.29%, 2047[1]	1,000	991
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, 2020	1,250	1,251
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,176
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.21%, 2037[1]	1,000	1,003
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	752
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	1,069
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 2017	100	105
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	606
4.00%, 2017	1,215	1,275
5.00%, 2023	900	1,089
City of Long Beach CA Harbor Rev., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	685	869
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2020	900	1,058
Fillmore Redev. Agcy. Successr Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2022	1,000	1,211
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,167
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A:
5.00%, 2019	1,170	1,326
5.00%, 2020	750	873
5.00%, 2021	1,000	1,195
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	597
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	1,010
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	875	1,073
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2021	100	121
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	812
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	800	981
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.39%, 2027[1]	1,350	1,347
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 1.04%, 2019[1]	100	99
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,427
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	250	293
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	900	1,137
5.00%, 2025	500	638
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	200	201
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	683
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,825	2,242
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	1,850	1,853

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2020	$1,500	$1,741
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100):
5.00%, 2020	520	593
5.25%, 2021	100	115
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2023	375	460
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2030	1,000	1,212
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 2024	200	224
__________
		48,217
__________
Colorado - 2.9%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	231
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2017	300	311
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	600
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2024	1,500	1,762
5.00%, 2026	2,000	2,331
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 2017[1]	115	119
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2017	2,000	2,081
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	645	785
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.76%, 2039[1]	475	477
Park Creek Metropolitan Dist., Tax Increment Allocation Ref. Bonds, 5.00%, 2024	1,100	1,328
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,095
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	176
__________
		11,296
__________
Connecticut - 0.1%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2044	350	374
__________
		374
__________
District of Columbia - 0.2%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2024	700	890
__________
		890
__________
Florida - 10.5%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	583
5.00%, 2022	500	591
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 2016	700	711
5.25%, 2017	2,100	2,229
6.00%, 2016	300	306
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	2,500	2,814

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Florida - continued
5.00%, 2020	$1,100	$1,273
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	169
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 2018	1,000	1,101
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	111
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 2016	100	102
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,142
City of Tallahassee, Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	1,000	1,206
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	1,200	1,243
5.00%, 2017	2,000	2,151
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	500	599
5.00%, 2022	1,300	1,583
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,216
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	100	102
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,164
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	370	386
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	565	601
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	330	350
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 2016	2,100	2,142
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	698
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,607
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	337
5.00%, 2022	400	447
5.00%, 2023	300	335
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2021	1,750	2,088
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	660
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,000	1,074
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 2023	400	448
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	352
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 2021	75	76
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 05/01/16 @ 100) (NATL-RE Insured), 5.00%, 2021	200	202
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00%, 2025	1,500	1,878
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,098
5.00%, 2021	785	896
State of Lottery Rev., Ref. Bond, Series E, 5.00%, 2016	2,000	2,040
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	478
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	484
5.00%, 2028	1,000	1,171
__________
		40,244
__________
Georgia - 2.6%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	300	333

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Georgia - continued
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	$1,250	$1,301
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	2,000	2,268
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	228
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,655	1,769
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	438
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.31%, 2025[1]	800	800
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,146
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 2021	500	590
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,132
__________
		10,005
__________
Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,432
__________
		1,432
__________
Hawaii - 0.6%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00%, 2019	1,250	1,440
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	700	820
__________
		2,260
__________
Idaho - 0.6%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,155
5.00%, 2022	1,000	1,200
__________
		2,355
__________
Illinois - 7.7%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 2016	100	101
Chicago O'Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	293
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2017	1,675	1,727
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,158
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	585
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 2021	1,000	1,079
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	218
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,021
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	1,070	1,149
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	1,027
5.00%, 2027	590	697
5.00%, 2027	600	699
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	595
5.00%, 2027	250	299

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Illinois - continued
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	$1,000	$1,123
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,714
Illinois Fin. Auth., Loc. or GTD Housing, College & Univ. Imps. Rev. Bonds, 5.00%, 2030	1,000	1,074
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.01%, 2050[1]	2,000	1,990
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,215
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	588
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,320
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,314
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 2020	1,610	1,909
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 2021	2,000	2,273
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 2017	300	316
5.00%, 2021	375	425
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,500	1,731
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	32
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	75
__________
		29,747
__________
Indiana - 1.6%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	507
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	550
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	114
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,400	1,404
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,385
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 2017	1,000	1,071
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2021	1,050	1,262
__________
		6,293
__________
Iowa - 0.3%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	756	724
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	342
__________
		1,066
__________
Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	554
__________
		554
__________
Kentucky - 1.6%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,833
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	445	470

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Kentucky - continued
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 2017	$3,575	$3,758
__________
		6,061
__________
Louisiana - 2.0%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 2016	300	301
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2027	185	194
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations 05/15/2017 @ 100), 5.25%, 2027	65	69
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,815
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,163
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2025	1,000	1,008
5.50%, 2028	1,000	1,073
5.50%, 2029	1,000	1,103
__________
		7,726
__________
Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	703
__________
		703
__________
Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	650	709
__________
		709
__________
Massachusetts - 2.5%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 2016	160	161
Commonwealth of Massachusetts, G.O. Cash Flow Mgmt. Prop. Tax Notes, Series B, 2.00%, 2016	2,600	2,615
Commonwealth of Massachusetts, G.O. Cash Flow Mgmt. Prop. Tax Notes, Series C, 2.00%, 2016	1,400	1,410
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.56%, 2038[1]	990	988
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.29%, 2041[1]	1,500	1,493
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	116
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,420	1,533
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	1,175	1,275
__________
		9,591
__________
Michigan - 4.6%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 1.01%, 2032[1]	1,500	1,362
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,556
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,355
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2018	2,000	2,165

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Michigan - continued
5.00%, 2021	$700	$797
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	593
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,211
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,750	1,894
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,603
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,364
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2016	150	151
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	1,017
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,612
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	700	723
__________
		17,512
__________
Minnesota - 0.8%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	350	365
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	415	433
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 2042	767	742
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	435	453
St. Paul Housing & Redev. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.00%, 2023	1,000	1,200
__________
		3,193
__________
Missouri - 0.3%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	50	50
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 3.75%, 2038	290	314
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00%, 2019	100	112
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A:
5.00%, 2022	440	514
5.00%, 2025	185	220
__________
		1,210
__________
Nebraska - 0.6%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,138
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2044	455	490
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	315	319
3.00%, 2043	340	350
__________
		2,297
__________
Nevada - 2.2%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2016	325	331
County of Clark, Port, Airport & Marina Rev. Ref. Bonds:

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Nevada - continued
5.00%, 2017	$1,400	$1,486
5.00%, 2024	2,705	3,341
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,143
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,247
__________
		8,548
__________
New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	626
__________
		626
__________
New Jersey - 4.7%
Camden County Imp. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2034	590	664
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,139
5.00%, 2021	200	231
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,158
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,334
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.91%, 2017[1]	1,025	1,013
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	1,340	1,622
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2017	1,420	1,513
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	2,050	2,044
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	1,150	1,147
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,407
5.00%, 2021	2,000	2,298
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	593
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, 0.00%, 2041[3]	4,000	1,018
__________
		18,181
__________
New Mexico - 0.5%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,038
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.064%, 2028[1]	35	35
__________
		2,073
__________
New York - 5.7%
Build NYC Ress. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	484
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 2017	2,000	2,134
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.56%, 2025[1]	1,000	1,000
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 2017	100	104
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 2016	1,830	1,852
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.01%, 2020[1]	2,000	2,008

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
New York - continued
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.59%, 2039[1]	$2,000	$1,975
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,471
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	2,000	2,091
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	332
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	112
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 2016	125	127
New York State Dormitory Auth., Income Tax Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2016	500	501
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,072
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,823
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	489	514
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	228
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,850	1,959
__________
		21,787
__________
North Carolina - 1.2%
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 2023	400	469
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	190
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	1,500	1,695
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 2025	1,900	2,369
__________
		4,723
__________
North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	425	447
__________
		447
__________
Ohio - 4.3%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 2017	1,250	1,300
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,150
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	474
5.00%, 2027	1,425	1,664
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,100
5.00%, 2019	2,000	2,265
5.00%, 2020	1,030	1,194
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	227
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,220	1,410
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 2019	800	880
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 2033[1]	1,000	1,014
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 2018	1,000	1,074
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 2020	1,000	1,124

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Ohio - continued
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 2017	$1,500	$1,610
__________
		16,486
__________
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	221
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.81%, 2023[1]	1,380	1,378
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	930
__________
		2,529
__________
Oregon - 1.2%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,505
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	702
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, 2023	725	904
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,370	1,494
__________
		4,605
__________
Pennsylvania - 2.7%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	476
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	362
Montgomery County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	800	917
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2017	1,500	1,593
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	1,024
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 0.99%, 2021[1]	950	946
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,255
Turnpike Commission Rev., Pa Trnpk-a-var, Var-sifma-ser A, 0.69%, 2018[1]	1,500	1,493
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	231
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	2,000	2,021
__________
		10,318
__________
Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	430
5.00%, 2016	400	398
5.00%, 2017	500	493
5.00%, 2019	710	698
__________
		2,019
__________
South Carolina - 1.5%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2018	1,025	1,111
5.00%, 2020	500	578

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
South Carolina - continued
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	$1,900	$2,087
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	640	694
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2021	1,000	1,206
__________
		5,676
__________
South Dakota - 0.6%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	2,105	2,276
__________
		2,276
__________
Tennessee - 1.4%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	112
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.61%, 2038[1]	1,400	1,397
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	695	738
4.00%, 2045	975	1,065
4.50%, 2037	640	682
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2B, 4.00%, 2046	900	986
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	380	394
__________
		5,374
__________
Texas - 6.8%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	291
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.76%, 2034[1]	1,400	1,399
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,672
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,077
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,067
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.39%, 2033[1]	3,150	3,136
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 2016	100	102
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 2017	1,695	1,769
4.00%, 2016	955	984
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2023	100	104
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	1,056
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2020	1,000	1,173
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	1,500	1,531
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	479
5.00%, 2018	275	305

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Texas - continued
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	$125	$142
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.44%, 2031[1]	200	200
Harris County, Highway Tolls Rev. Ref. Bonds, 5.00%, 2025	800	1,020
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	457
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with U.S Govt. Securities to 05/16/2016 @ 100), (Mandatory Put 11/16/17 @ 100), 0.54%, 2048[1]	950	951
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.835%, 2036[1]	750	748
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	358
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,000	1,016
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	16
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	94
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	110
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,116
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,366
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2029	1,315	1,478
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	188
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	199
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 2022	600	642
__________
		26,246
__________
Virginia - 0.3%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	917
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	215
__________
		1,132
__________
Washington - 2.1%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with Agencies/U.S Treasury Obligations to 07/01/2016 @ 100), 5.00%, 2022	15	15
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with U.S. Govt. Securities 07/01/16 @ 100), 5.00%, 2022	85	87
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,064
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL Insured), 5.00%, 2020	100	104
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 01/01/17 @ 100) (NATL Insured), 5.00%, 2020	55	57
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 2016	1,500	1,524
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	112
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 2020	2,000	2,338

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Washington - continued
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	$800	$954
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	1,100	1,282
5.00%, 2026	500	586
__________
		8,123
__________
West Virginia - 0.9%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,507
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,011
__________
		3,518
__________
Wisconsin - 0.9%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,259
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 2018	100	108
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,286
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	932
__________
		3,585
__________
Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,910	2,000
__________
		2,000
__________
Total municipals		371,531
__________
Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, 2017	455	455
__________
		455
__________
Total corporate bonds & notes		455
__________
Total bonds & notes (cost: $360,639,000)		371,986
__________
Short-term securities - 3.2%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.01%, January 15, 2045[1]	845	845
City of Irvine, Special Assessment Ref. Bonds, 0.01%, September 02, 2050[1,2]	700	700
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.01%, November 15, 2035[1]	900	900
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.01%, August 01, 2020[1]	1,700	1,700
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, January 01, 2033[1]	720	720
Illinois Fin. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A, 0.01%, August 01, 2044[1]	500	500
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.01%, November 01, 2035[1]	1,000	1,000

	Principal amount (000)	Value (000)
Short-term securities - continued
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.01%, November 01, 2035[1]	$500	$500
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series L, 0.01%, November 01, 2035[1]	950	950
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds:[1]
0.01%, March 10, 2016	2,600	2,600
0.01%, July 01, 2034	935	935
0.01%, July 01, 2038	300	300
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 0.44%, April 01, 2033[1]	600	600
__________
Total short-term securities (cost: $12,250,000)		12,250
__________
Total investment securities (cost: $372,889,000)		384,236
Other assets less liabilities		852
__________
Net assets		$385,088
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $3,208,000, representing 0.83% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

	Principal amount (000)	Value (000)
Bonds & notes - 84.2%
Arizona - 0.7%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	$300	$353
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 2017	250	266
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	584
__________
		1,203
__________
California - 10.8%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.91%, 2045	1,500	1,492
0.91%, 2047	550	547
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	625	631
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 2022	500	584
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	303
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2021	640	695
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,158
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,144
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, 2016	600	618
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, Series B, 5.00%, 2023	950	1,163
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2018	400	428
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	222
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,133
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2022	400	489
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds, (AGM Insured), 5.00%, 2022	720	879
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	705
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2020	500	588
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2021	400	445
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2020	235	276
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	164
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	725	877
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	650	651
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	234
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 2018	1,000	1,085
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	400	421
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
3.00%, 2017	275	285
5.00%, 2021	250	299
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	250	302
__________
		17,818
__________
Colorado - 0.4%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 2018	525	560

	Principal amount (000)	Value (000)
Bonds & notes - continued
Colorado - continued
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	$150	$171
__________
		731
__________
Connecticut - 2.5%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	435	463
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C-1, 4.00%, 2044	665	723
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	1,200	1,276
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1, 3.50%, 2045	675	724
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00%, 2033[1]	1,000	1,000
__________
		4,186
__________
Delaware - 0.2%
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00%, 2021	230	274
__________
		274
__________
District of Columbia - 0.1%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 2016	100	100
__________
		100
__________
Florida - 5.2%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	2,100	2,363
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	621
City of Lakeland Dept. of Electric Utils., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	350	422
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	310	328
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	180	191
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 2017	300	316
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	773
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	578
South Florida Water Mgmt. Dist., Certs. of Part. Lease Ref. Bonds, 5.00%, 2021	1,000	1,202
Tampa Bay Water, Water Rev. Ref. Bonds, Series A:
5.00%, 2016	1,250	1,288
5.00%, 2017	450	483
__________
		8,565
__________
Georgia - 3.9%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	250	267
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	106
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,148
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 0.96%, 2035[1]	400	396
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	605	647
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	200	214

	Principal amount (000)	Value (000)
Bonds & notes - continued
Georgia - continued
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	$1,155	$1,306
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.31%, 2025[1]	1,300	1,300
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.29%, 2025[1]	1,000	1,000
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	130
__________
		6,514
__________
Guam - 0.4%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	600	623
__________
		623
__________
Hawaii - 0.7%
State of Hawaii, G.O. Public Imps. Misc. Rev. Bonds, Series DZ, 5.00%, 2017	1,000	1,080
__________
		1,080
__________
Illinois - 5.2%
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, 2017	325	331
5.00%, 2018	200	213
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	500	565
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	700	721
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	324
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,292
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,143
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.01%, 2050[1]	1,000	995
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	587
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,614
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 2017	725	764
__________
		8,549
__________
Indiana - 1.9%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	200	203
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,250	1,498
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2016	600	603
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	549
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	234
__________
		3,087
__________
Kentucky - 0.1%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	155	164
__________
		164
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Louisiana - 0.6%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	$865	$913
__________
		913
__________
Maine - 0.4%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2018	625	688
__________
		688
__________
Massachusetts - 2.5%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.31%, 2043[1]	1,750	1,745
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 2016	600	612
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.29%, 2041[1]	500	498
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	960	1,044
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	230	249
__________
		4,148
__________
Michigan - 2.5%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,081
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/01/18 @ 100), 0.95%, 2033[1]	800	801
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,000	1,082
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	332
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	352
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	550	568
__________
		4,216
__________
Minnesota - 0.1%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	210	219
__________
		219
__________
Missouri - 0.5%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	330	350
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	385	416
__________
		766
__________
Nebraska - 2.0%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,138
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	390	400
4.00%, 2044	920	991
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	250	253

	Principal amount (000)	Value (000)
Bonds & notes - continued
Nebraska - continued
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	$485	$499
__________
		3,281
__________
Nevada - 1.4%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 2016	300	306
5.00%, 2017	750	796
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2021	1,000	1,194
__________
		2,296
__________
New Jersey - 4.1%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	601
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	809
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	550	641
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	500	499
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.69%, 2024[1]	500	499
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00%, 2021	500	556
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	750	812
5.00%, 2019	1,500	1,661
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	254
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, 0.00%, 2041[2]	2,000	509
__________
		6,841
__________
New Mexico - 0.6%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,019
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.064%, 2028[1]	35	35
__________
		1,054
__________
New York - 6.6%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2021	525	617
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 2016	1,000	1,036
City of New York Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, 2019	750	862
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.56%, 2025[1]	2,000	2,000
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.91%, 2018[1]	650	652
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series C, 5.00%, 2020	850	1,001
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.59%, 2039[1]	2,600	2,567
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	400	401
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 2017	500	532
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	500	504
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	300	339

	Principal amount (000)	Value (000)
Bonds & notes - continued
New York - continued
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[3]	$361	$380
__________
		10,891
__________
North Carolina - 0.7%
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds:
5.00%, 2020	400	461
5.00%, 2021	600	710
__________
		1,171
__________
North Dakota - 1.6%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, 2042	185	195
4.00%, 2038	1,575	1,703
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series D, 4.00%, 2046	650	714
__________
		2,612
__________
Ohio - 0.8%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, 2017	750	779
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	234
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	360	383
__________
		1,396
__________
Oklahoma - 0.3%
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	167
Tulsa Airports Imps. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 3.00%, 2016	400	403
__________
		570
__________
Oregon - 3.1%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,003
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.01%, 2022[1]	2,225	2,225
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,365	1,489
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	400	407
__________
		5,124
__________
Pennsylvania - 0.2%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	261
__________
		261
__________
Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	350	344
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:

	Principal amount (000)	Value (000)
Bonds & notes - continued
Puerto Rico - continued
5.00%, 2016	$250	$249
5.00%, 2017	250	246
__________
		839
__________
Rhode Island - 0.6%
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	1,000	1,075
__________
		1,075
__________
South Carolina - 1.0%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	750	824
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	390	423
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00%, 2022	400	490
__________
		1,737
__________
South Dakota - 0.4%
South Dakota Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	250	297
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	390	422
__________
		719
__________
Tennessee - 2.7%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.61%, 2038[1]	700	699
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	355	377
4.00%, 2045	875	946
4.00%, 2045	1,955	2,136
4.50%, 2037	330	351
__________
		4,509
__________
Texas - 10.1%
Central Texas Turnpike System, Highway Tolls Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 5.00%, 2042[1]	1,000	1,144
City of Austin Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,525	1,835
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2016	1,000	1,004
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.76%, 2034[1]	600	600
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.61%, 2034[1]	1,000	1,000
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,077
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,067
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	500	523
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.39%, 2033[1]	650	647
County of Harris, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	400	482
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 2016	100	103

	Principal amount (000)	Value (000)
Bonds & notes - continued
Texas - continued
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2018	$200	$222
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2019	500	571
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	350	357
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.44%, 2031[1]	175	175
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	493
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.835%, 2036[1]	650	648
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	600	610
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	456
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 0.39%, 2041[1]	1,000	992
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 2016	325	329
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	541
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	230	246
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	638
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	507
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.36%, 2032[1]	500	500
__________
		16,767
__________
Utah - 0.3%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	500	546
__________
		546
__________
Virginia - 1.8%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	250	293
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, 2019	600	687
5.00%, 2020	1,000	1,161
Wise County Ind. Dev. Auth., Energy Res. Auth. Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 1.875%, 2040[1]	750	762
__________
		2,903
__________
Washington - 4.2%
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 2017	300	307
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2018	600	660
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 2016	1,000	1,020
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,655
5.00%, 2019	900	1,024
Washington Health Care Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds (Mandatory Put 01/01/21 @ 100), 1.01%, 2035[1]	2,000	1,988
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	295	312
__________
		6,966
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
West Virginia - 1.0%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.54%, 2041[1]	$1,750	$1,738
__________
		1,738
__________
Wisconsin - 1.0%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,094
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	508
__________
		1,602
__________
Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	730	764
__________
		764
__________
Total bonds & notes (cost: $138,186,000)		139,506
__________
Short-term securities - 17.1%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.01%, July 01, 2041[1]	1,200	1,200
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, 2026[1]	1,900	1,900
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.01%, January 15, 2045[1]	1,000	1,000
City of Baton Rouge/Parish of East Baton Rouge, Ind. Rev. Ref. Bonds, 0.01%, November 01, 2019[1]	1,105	1,105
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.01%, December 01, 2033[1]	1,300	1,300
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, February 01, 2038[1]	785	785
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.01%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.01%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.01%, November 01, 2035[1]	1,500	1,500
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series L, 0.01%, November 01, 2035[1]	950	950
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, July 01, 2038[1]	6,570	6,570
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.01%, June 01, 2041[1]	2,600	2,600
Syracuse Ind. Dev. Agcy., College & Univ. Rev. Ref. Bonds, Series A-1, 0.01%, July 01, 2037[1]	1,935	1,935
Triborough Bridge & Tunnel Auth., Transit Rev. Ref. Bonds, Sub-Series B-2, 0.01%, January 01, 2032[1]	495	495
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 0.01%, June 01, 2037[1]	5,000	5,000
__________
Total short-term securities (cost: $28,340,000)		28,340
__________
Total investment securities (cost: $166,526,000)		167,846
Other assets less liabilities		(2,124)
__________
Net assets		$165,722
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[2]	Zero coupon bond; interest rate represents current yield to maturity.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $380,000, representing 0.23% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed

GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

	Principal amount (000)	Value (000)
Bonds & notes - 98.5%
California - 94.2%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,128
5.00%, 2020	715	799
5.00%, 2021	495	560
5.00%, 2022	1,000	1,142
5.00%, 2023	500	574
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2016	1,500	1,504
5.125%, 2020	1,500	1,634
5.25%, 2020	885	965
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	450
5.00%, 2020	550	639
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	638
5.00%, 2022	225	239
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	459
5.00%, 2024	400	493
5.00%, 2025	515	628
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,250	1,510
5.00%, 2022	975	1,199
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	963
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	546
5.00%, 2025	425	501
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	575	598
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2017	300	317
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.11%, 2045[1]	4,200	4,201
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.91%, 2045[1]	2,800	2,784
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	1,500	1,512
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	656
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1 (Pre-refunded with U.S. Govt. Securities to 04/01/19 @ 100), 5.00%, 2021	100	113
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.61%, 2034[1]	1,000	993
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	632
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds, 4.00%, 2021	700	727
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,291
5.00%, 2021	550	639
5.00%, 2021	700	843
5.50%, 2029	300	346
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	136
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2020	165	195
5.00%, 2025	1,000	1,250
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 2021	560	638
4.00%, 2022	500	565

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
4.50%, 2017	$335	$356
5.00%, 2021	535	634
5.00%, 2024	100	112
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 2016	710	722
5.00%, 2018	1,100	1,216
5.00%, 2025	400	497
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	305
5.00%, 2022	770	857
5.00%, 2024	150	178
5.00%, 2025	375	443
5.00%, 2026	300	379
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,558
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	110
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,159
5.00%, 2022	175	210
5.00%, 2023	135	164
5.00%, 2025	130	161
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	603
5.00%, 2020	675	778
5.00%, 2020	500	591
5.00%, 2021	350	420
5.00%, 2023	1,000	1,223
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 2019	400	443
5.375%, 2021	1,500	1,506
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	2,002
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 10/01/18 @ 100), 6.25%, 2028	200	229
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	293
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.29%, 2047[1]	1,000	991
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	1,500	1,499
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.21%, 2037[1]	1,000	1,003
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	110
4.50%, 2026	100	110
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 2018	100	107
5.00%, 2019	100	109
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	320	376
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 2023	465	503
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	158
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 0.51%, 2045[1]	1,325	1,317
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2022	$885	$1,057
5.00%, 2025	500	606
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,151
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	809
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	219
5.00%, 2018	2,000	2,195
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 2017	100	106
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	247
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	88
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	146
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,372
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 2021	100	110
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
4.50%, 2016	525	543
5.00%, 2022	70	77
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	220
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	300	322
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,470
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	977
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	600	742
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2018	750	838
5.00%, 2023	250	318
5.00%, 2025	1,500	1,953
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,108
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	111
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	678
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 2016	1,100	1,122
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, 2019	2,000	2,001
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	708
3.00%, 2021	600	608
5.00%, 2025	300	377
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	15	15
5.00%, 2019	600	673
5.00%, 2019	1,000	1,146
5.00%, 2021	1,000	1,162
5.00%, 2023	1,100	1,299
5.00%, 2024	300	349
5.00%, 2025	750	931

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	$500	$604
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2021	1,100	1,296
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	246
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,933
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	915
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	323
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,180
5.00%, 2024	600	649
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	500	586
5.00%, 2022	450	548
5.00%, 2025	665	815
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	485	565
5.00%, 2022	1,355	1,594
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,589
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	338
3.15%, 2021	570	606
3.55%, 2023	350	376
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	636
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 2019	1,230	1,276
3.00%, 2020	1,250	1,340
3.25%, 2022	700	769
3.375%, 2023	850	924
4.00%, 2018	500	537
4.00%, 2022	400	459
5.00%, 2021	500	593
5.00%, 2028	500	581
City of Irvine, Special Assessment Ref. Bonds, 5.00%, 2023	1,455	1,760
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	306
5.00%, 2020	400	456
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	118
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	500	634
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,391
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 2017	120	122
City of Roseville, Special Tax Ref. Bonds, 4.00%, 2016	2,000	2,032
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,452
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	760
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	976
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	576
5.00%, 2023	450	547
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (NATL-RE Insured), 5.00%, 2021	180	190

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/17 @ 100) (NATL-RE Insured), 5.00%, 2021	$95	$101
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,549
5.00%, 2024	860	1,018
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 2016	490	497
County of San Diego, Health Care Facs. Rev. Ref. Bonds:
4.00%, 2023	625	716
5.00%, 2022	200	242
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	647
5.00%, 2027	500	605
5.00%, 2030	1,000	1,186
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	711
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	877
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	1,700	2,086
5.00%, 2026	1,000	1,229
Fillmore Redev. Agcy. Successr Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2024	1,000	1,236
5.00%, 2025	1,095	1,364
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,000	2,102
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	400	439
5.00%, 2020	1,200	1,400
5.00%, 2021	1,200	1,434
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	250	314
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	704
5.00%, 2028	720	837
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	597
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	100	108
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 2025	20	22
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 11/01/18 @ 100), 5.25%, 2025	80	90
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	818
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 2017	100	105
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	615
5.00%, 2029	710	848
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	1,600	1,951
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	552
5.00%, 2019	200	226
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,296
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	840	878
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	850
5.00%, 2021	500	604

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	$15	$17
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	93
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	692
5.00%, 2023	700	849
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2016	500	510
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	2,685	3,169
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,455
5.00%, 2024	1,000	1,251
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,132
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,536
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	420	421
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	225
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	968
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	823
Los Angeles Dept. of Water & Power, Energy Res. Auth. Imps. Rev. Bonds, Series A-2, 4.00%, 2016	1,000	1,016
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 2019	1,000	1,109
5.00%, 2021	1,000	1,213
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,145
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,483
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,177
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	114
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,059
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[2]	1,000	828
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2022	500	602
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.39%, 2027[1]	500	499
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	400	426
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	436
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	476
5.00%, 2020	375	436
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	602
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,235
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2016	750	762
5.50%, 2021	1,000	1,158
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2017	200	213
5.00%, 2019	200	228
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	550
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A:
5.00%, 2029	500	593
5.00%, 2030	500	592
Ohlone Comm. College Dist., G.O. Ref. Bonds:

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2023	$550	$681
5.00%, 2024	1,000	1,235
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	427
4.00%, 2021	1,485	1,670
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	897
5.00%, 2021	375	446
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	884
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2029	1,000	1,231
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,173
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 2017	500	516
3.75%, 2018	770	796
4.00%, 2022	440	498
5.00%, 2020	600	692
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	1,005
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	598
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	912
5.00%, 2025	750	927
5.00%, 2026	600	734
5.00%, 2028	800	965
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	465
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,305
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	608
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	469
5.00%, 2021	1,040	1,230
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, 2016	1,120	1,137
5.00%, 2021	1,000	1,203
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	350	430
5.00%, 2026	400	487
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	500	603
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2025	1,190	1,496
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	508
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured):
5.00%, 2025	585	723
5.00%, 2028	250	301
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	615	707
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	850
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,109
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	278
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2018	$850	$932
5.00%, 2020	700	813
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	604
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	770
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	475	483
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	114
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	108
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	500	632
5.00%, 2025	500	638
San Diego Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series R-4, 5.00%, 2026	1,475	1,877
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	938
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	114
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,268
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	454
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	339
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	373
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	280
5.00%, 2018	275	301
5.25%, 2019	290	329
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	537
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	919
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,310
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	570
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	400	401
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	850
San Marcos Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2029	1,000	1,223
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, 2022	650	759
5.00%, 2020	500	586
5.00%, 2022	500	614
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	230
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	901
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	316
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,812
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	362
5.00%, 2024	530	630
5.00%, 2025	375	439
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,147
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 2028	590	639
5.00%, 2025	1,110	1,321

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2027	$460	$544
Seal Beach Community Facs. Dist. No 2005-1, Special Tax Ref. Bonds:
3.00%, 2023	150	156
3.00%, 2024	145	149
3.00%, 2025	365	373
3.00%, 2026	150	152
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	300
5.00%, 2023	500	617
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,196
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,004
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.34%, 2017[1]	1,625	1,613
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	221
5.00%, 2020	1,550	1,820
5.00%, 2023	800	943
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	562
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	386
5.00%, 2021	750	907
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,142
5.00%, 2020	245	288
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	113
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	1,475	1,477
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	116
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 2027[1]	750	782
State of California, G.O. General Fund Ref. Bonds:
4.00%, 2020	1,175	1,342
5.00%, 2019	2,000	2,249
5.00%, 2019	600	678
5.00%, 2020	2,700	3,134
5.00%, 2020	1,000	1,184
5.00%, 2024	800	998
5.25%, 2020	650	753
State of California, G.O. General Fund Ref. Notes, 2.00%, 2016	1,000	1,009
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	1,125	1,135
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.46%, 2033[1]	2,900	2,888
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	110
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2016	1,460	1,506
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	950	1,011
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,219
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	895
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	242

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	$400	$486
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,079
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2029	555	676
5.00%, 2030	545	661
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,674
5.25%, 2024	100	112
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	540
5.00%, 2020	610	702
5.00%, 2022	700	821
Tustin Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2025	500	609
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	375	453
Union City Comm. Redev. Agcy.,Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2023	375	466
5.00%, 2025	335	423
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (Pre-refunded with St. & Loc. Govt. Series to 05/15/16 @ 101) (NATL-RE FGIC Insured), 5.00%, 2023	130	133
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	586
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, 2025	400	467
5.00%, 2022	340	415
__________
		291,640
__________
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	100	107
__________
		107
__________
Guam - 0.8%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	407
5.00%, 2022	710	841
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,313
__________
		2,561
__________
Iowa - 0.0%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	100	113
__________
		113
__________
Michigan - 0.1%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	113
__________
		113
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA Insured), 3.75%, 2038	$340	$367
__________
		367
__________
Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.01%, 2022[1]	1,000	1,000
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	100	102
__________
		1,102
__________
Puerto Rico - 1.8%
Puerto Rico Highways & Trans. Auth., Highway Tolls Rev. Ref. Bonds, Series BB (AGM Insured), 5.25%, 2022	435	453
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, 2026	1,405	1,415
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	355	306
5.00%, 2016	350	348
5.00%, 2017	500	493
5.00%, 2019	500	491
5.00%, 2021	1,000	982
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,021
__________
		5,509
__________
Texas - 0.4%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.76%, 2034[1]	1,100	1,099
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 02/01/16 @ 100), 5.00%, 2024	100	100
__________
		1,199
__________
U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 2024	500	586
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	1,400	1,563
__________
		2,149
__________
Total bonds & notes (cost: $293,188,000)		304,860
__________
Short-term securities - 3.8%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.01%, July 01, 2041[1]	1,900	1,900
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.01%, September 01, 2038[1]	500	500
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, November 01, 2026[1]	2,500	2,500
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.01%, August 15, 2027[1]	420	420

	Principal amount (000)	Value (000)
Short-term securities - continued
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.01%, September 02, 2029[1]	$603	$603
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.01%, September 02, 2029[1]	1,104	1,104
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 0.01%, August 01, 2044[1]	1,700	1,700
Irvine Unified School Dist., Special Tax. School Imps. Bonds, 0.01%, September 01, 2051[1]	493	493
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.01%, July 01, 2034[1]	300	300
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.01%, July 01, 2035[1]	150	150
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.01%, March 10, 2016[1]	2,000	2,000
__________
Total short-term securities (cost: $11,670,000)		11,670
__________
Total investment securities (cost: $304,858,000)		316,530
Other assets less liabilities		(6,967)
__________
Net assets		$309,563
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility

	Principal amount (000)	Value (000)
Bonds & notes - 95.3%
California - 92.4%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2016	$500	$501
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	200	205
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 2016	400	403
5.00%, 2018	250	273
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	579
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 2018	500	535
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.91%, 2045	500	497
0.91%, 2047	250	249
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	750	756
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.71%, 2047[1]	800	799
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	600	606
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 2018	250	268
5.00%, 2017	400	422
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.61%, 2034[1]	250	248
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 0.71%, 2034[1]	250	248
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	795
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
5.00%, 2020	700	828
5.00%, 2022	500	615
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, 2016	75	77
4.00%, 2017	100	104
5.00%, 2016	250	258
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 2016	400	407
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2018	400	430
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2017	510	542
5.00%, 2018	500	553
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	248
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 2016	200	205
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	452
5.00%, 2019	500	560
5.00%, 2019	200	227
5.00%, 2020	150	173
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	213
4.00%, 2019	500	544
4.00%, 2020	625	698
5.00%, 2016	250	259
5.00%, 2018	500	556
5.00%, 2019	525	603
5.00%, 2019	300	344
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[1]	1,075	1,154

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	$500	$587
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.29%, 2047[1]	500	496
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.29%, 2038[1]	600	600
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2016	200	205
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 2017	200	210
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	500	549
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	179
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 2019	400	438
5.00%, 2018	400	437
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 2017	210	222
4.00%, 2019	500	557
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	475	511
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 2016	400	401
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 2016	500	502
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	277
5.00%, 2020	700	818
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	457
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2016	240	247
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2017	475	513
5.00%, 2018	400	447
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 2016	500	510
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 2029[1]	600	633
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, 2020	1,100	1,112
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	178
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,225	1,418
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	321
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	769
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	564
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2017	500	533
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, 2018	1,745	1,924
5.00%, 2019	380	433
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A, 5.00%, 2018	500	558
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
City of Irvine California, Special Assessment Ref. Bonds:
4.00%, 2018	$500	$537
4.00%, 2019	300	329
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	242
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,515
City of Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	250	284
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 2016	100	101
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	551
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2017	700	734
5.00%, 2018	600	651
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	482
5.00%, 2020	545	628
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	756
Educational Facs. Auth. Rev., Ca Edl-chapman Univ, Chapman Univ:
4.00%, 2016	300	302
4.00%, 2017	200	208
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	450	533
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	500	554
5.00%, 2019	950	1,086
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2019	400	438
5.00%, 2020	500	580
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	665
5.00%, 2020	500	588
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	548
5.00%, 2019	500	567
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[2]	1,100	1,004
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	300	360
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,103
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 2016	300	311
5.00%, 2018	425	474
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2021	305	365
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	539
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	778
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,141
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	1,100	1,226
5.00%, 2019	700	803
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	245	245
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2017	770	828
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	479
Los Angeles Dept. of Water & Power, Energy Res. Auth. Imps. Rev. Bonds, Series A-2, 4.00%, 2016	1,000	1,016

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	$1,100	$1,256
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	551
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	250	279
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	660
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.39%, 2027[1]	500	499
Milpitas Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2017	750	790
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	550
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	360	372
4.00%, 2018	300	322
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	413
5.00%, 2019	200	227
5.00%, 2021	200	238
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	413
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	423
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	275	311
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	538
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	971
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	341
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2018	500	559
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	225	241
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 2017	250	267
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2018	250	270
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	535
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2017	400	422
5.00%, 2018	500	554
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2016	250	255
5.00%, 2017	650	690
5.00%, 2018	100	110
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	300	329
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	500	550
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 2017	500	529
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	175	178
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2020	750	884
5.00%, 2021	365	441
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2016	200	202
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	548
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2020	500	585
San Francisco Municipal Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, 2018	245	262
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2018	500	551
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2016	300	305
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
4.00%, 2018	$300	$324
4.00%, 2019	475	527
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	875
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	403
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	750	817
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.34%, 2017[1]	1,075	1,067
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2016	200	204
5.00%, 2017	750	798
5.00%, 2018	200	221
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 2016	150	152
5.00%, 2017	775	825
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	386
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2016	705	719
5.00%, 2019	600	685
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	331
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 0.63%, 2035[1]	1,050	1,052
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 2027[1]	500	522
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 1.131%, 2029[1]	500	501
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2018	1,000	1,087
5.00%, 2019	650	731
5.00%, 2021	500	603
State of California, G.O. General Fund Ref. Notes:
2.00%, 2016	1,000	1,009
5.00%, 2019	900	1,040
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	425	429
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.46%, 2033[1]	1,500	1,494
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.76%, 2017[1]	400	401
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 2018	570	618
5.50%, 2019	2,050	2,349
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	584
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, 2016	340	342
4.00%, 2017	350	362
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	593
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	770
5.00%, 2021	500	598
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	617
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	450	550

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, 2018	$250	$265
5.00%, 2017	300	313
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	319
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	284
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2016	200	203
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	321
5.00%, 2021	265	317
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	300	318
__________
		105,039
__________
Guam - 0.3%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	300	312
__________
		312
__________
Illinois - 0.5%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	538
__________
		538
__________
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	115	121
__________
		121
__________
Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.44%, 2018[1]	175	175
__________
		175
__________
Puerto Rico - 1.1%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	787
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	200	199
5.00%, 2017	250	246
__________
		1,232
__________
U. S. Virgin Islands - 0.8%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	800	893
__________
		893
__________
Total bonds & notes (cost: $106,887,000)		108,310
__________

	Principal amount (000)	Value (000)
Short-term securities - 4.2%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, 2026[1]	$2,800	$2,800
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.01%, September 02, 2029[1]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.01%, July 01, 2035[1]	500	500
State of California, G.O. Repayment of Bank Loan Bonds, Series B-1, 0.01%, May 01, 2033[1]	1,000	1,000
__________
Total short-term securities (cost: $4,800,000)		4,800
__________
Total investment securities (cost: $111,687,000)		113,110
Other assets less liabilities		543
__________
Net assets		$113,653
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - 95.9%
U.S. government & government agency bonds & notes - 50.7%
Fannie Mae:
0.375%, 2016	$1,000	$1,000
1.25%, 2016	1,000	1,004
1.00%, 2017	4,645	4,646
1.75%, 2019	1,545	1,575
2.625%, 2024	430	449
Federal Home Loan Banks:
0.625%, 2017	1,225	1,221
1.875%, 2020	2,910	2,977
Freddie Mac:
2.50%, 2016	1,000	1,006
1.00%, 2017	350	351
U.S. Treasury Bonds:
7.625%, 2025	750	1,110
3.625%, 2044	1,000	1,185
U.S. Treasury Inflation Indexed Bonds:
0.25%, 2025	1,002	977
2.00%, 2026	598	680
0.75%, 2045	202	181
U.S. Treasury Inflation Indexed Notes:
0.125%, 2016	1,070	1,065
2.375%, 2017	388	398
0.125%, 2020	5,306	5,324
0.375%, 2023	510	509
0.375%, 2025	8,392	8,294
U.S. Treasury Notes:
4.50%, 2016	500	501
2.625%, 2016	5,075	5,083
1.50%, 2016	3,650	3,668
0.625%, 2016	1,000	1,001
1.00%, 2016	1,000	1,003
4.625%, 2017	4,000	4,163
1.00%, 2017	1,000	1,004
0.875%, 2017	1,000	1,002
4.50%, 2017	26,110	27,382
8.75%, 2017	490	541
0.875%, 2017	1,000	1,002
0.875%, 2017	2,000	2,003
0.75%, 2018	500	499
3.875%, 2018	1,000	1,069
1.375%, 2018	250	253
0.875%, 2018	3,300	3,295
1.25%, 2018	500	504
1.25%, 2018	6,515	6,569
3.75%, 2018	3,800	4,095
1.50%, 2018	1,000	1,015
1.25%, 2019	500	503
1.50%, 2019	2,750	2,789
1.625%, 2019	1,000	1,018
1.625%, 2019	750	763
1.00%, 2019	500	498
1.75%, 2019	2,000	2,044
1.50%, 2019	1,000	1,013

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
U.S. government & government agency bonds & notes - continued
1.625%, 2019	$500	$508
1.375%, 2020	4,615	4,642
1.375%, 2020	1,000	1,005
1.625%, 2020	3,215	3,264
1.375%, 2020	8,130	8,164
1.625%, 2020	2,500	2,537
2.00%, 2020	1,000	1,030
3.125%, 2021	2,000	2,173
1.875%, 2021	500	510
2.125%, 2021	1,000	1,034
1.50%, 2022	1,750	1,747
1.75%, 2022	2,000	2,022
1.875%, 2022	2,000	2,035
2.125%, 2022	3,000	3,096
2.00%, 2022	2,000	2,045
2.125%, 2022	7,355	7,580
2.00%, 2023	2,000	2,046
1.75%, 2023	1,000	1,003
2.50%, 2023	1,050	1,109
2.75%, 2023	2,250	2,416
2.75%, 2024	5,000	5,361
2.00%, 2025	2,000	2,018
2.00%, 2025	2,000	2,014
__________
Total U.S. government & government agency bonds & notes		167,591
__________
Mortgage-backed obligations - 11.5%
Federal agency mortgage-backed obligations - 6.7%
Fannie Mae:
4.50%, 2019	46	48
4.50%, 2020	278	290
3.50%, 2025	3,276	3,469
5.50%, 2037	12	14
5.50%, 2038	645	723
5.00%, 2041	1,013	1,125
5.00%, 2041	263	292
6.00%, 2046, TBA	250	283
Freddie Mac:
1.873%, 2018	25	25
3.974%, 2021	524	574
2.791%, 2022	1,320	1,370
2.373%, 2022	250	254
3.50%, 2034	2,722	2,883
3.00%, 2035	354	369
3.00%, 2035	2,609	2,717
6.00%, 2037	38	43
3.50%, 2046, TBA	2,000	2,090
Ginnie Mae:
4.50%, 2040	103	112
4.00%, 2046, TBA	2,751	2,940
5.616%, 2059	304	315
1.103%, 2062 [1]	658	663
5.075%, 2064	266	281

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
6.64%, 2064	$1,066	$1,135
__________
		22,015
__________
Commercial mortgage-backed securities - 4.8%
Citigroup Commercial Mortgage Trust, 3.608%, 2048	570	599
Commercial Mortgage Trust, 5.292%, 2046	315	322
Core Industrial Trust, Series 144A, 3.04%, 2034[2]	1,335	1,356
Credit Suisse Commercial Mortgage Trust:
5.467%, 2039	1,096	1,105
5.695%, 2040 [1]	638	663
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, 2044	510	512
3.742%, 2046	251	251
Freddie Mac Structured Agency Credit Risk Debt Notes:[1]
1.427%, 2024	179	179
1.527%, 2025	238	237
Greenwich Capital Commercial Funding Corp., 5.444%, 2039	295	302
Hilton USA Trust, Series 144A:[2]
2.662%, 2030	480	482
3.367%, 2030	725	729
JPMorgan Chase Commercial Mortgage Securities Trust:
5.44%, 2045	650	660
5.889%, 2049 [1]	631	651
5.85%, 2051 [1]	315	330
LB-UBS Commercial Mortgage Trust:
5.387%, 2040	620	636
5.493%, 2040 [1]	680	696
6.051%, 2044 [1]	312	325
6.363%, 2045 [1]	500	538
Merrill Lynch Mortgage Trust, 6.0317%, 2050[1]	730	754
ML-CFC Commercial Mortgage Trust, 6.0719%, 2049[1]	550	574
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	699
Morgan Stanley Capital I Trust, 5.319%, 2043	421	428
Wachovia Bank Commercial Mortgage Trust:
5.342%, 2043	1,650	1,688
5.591%, 2047 [1]	510	527
5.899%, 2049 [1]	725	744
__________
		15,987
__________
Total mortgage-backed obligations		38,002
__________
Corporate bonds & notes - 24.0%
Banks - 2.6%
Bank of America Corp.:
2.625%, 2020	735	727
3.875%, 2025	1,430	1,449
BB&T Corp.:
2.05%, 2018	500	505
2.625%, 2020	385	391

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Banks - continued
BNP Paribas SA, 1.0058%, 2017[1]	$520	$520
Citigroup, Inc.:
2.65%, 2020	510	510
4.45%, 2027	390	387
JP Morgan Chase & Co.:
3.20%, 2023	125	124
3.90%, 2025	775	798
Morgan Stanley:
2.125%, 2018	300	300
3.875%, 2026	570	577
The Bank of New York Mellon Corp., 2.10%, 2019	500	504
The Goldman Sachs Group, Inc.:
2.60%, 2020	510	507
3.75%, 2025	690	695
4.25%, 2025	290	290
4.75%, 2045	175	174
Wells Fargo & Co., 2.55%, 2020	215	216
__________
		8,674
__________
Pharmaceuticals - 2.2%
Abbvie, Inc.:
2.50%, 2020	1,215	1,208
2.90%, 2022	175	172
3.20%, 2022	165	165
3.60%, 2025	720	723
Actavis Funding SCS:
3.00%, 2020	485	492
3.45%, 2022	840	854
3.80%, 2025	850	864
AstraZeneca PLC, 3.375%, 2025	445	448
EMD Finance LLC, Series 144A, 3.25%, 2025[2]	1,165	1,128
Mckesson Corp., 3.25%, 2016	310	311
Merck & Co., Inc., 1.10%, 2018	250	250
Novartis Securities Investment Ltd., 5.125%, 2019	300	331
Pfizer, Inc., 0.812%, 2018[1]	500	499
__________
		7,445
__________
Electric - 2.2%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	325
CMS Energy Corp., 3.875%, 2024	400	417
Duke Energy Corp.:
3.95%, 2023	165	171
3.75%, 2024	730	745
Pacific Gas & Electric Co., 2.45%, 2022	300	294
PacifiCorp, 5.65%, 2018	755	824
Progress Energy, Inc., 7.05%, 2019	930	1,063
PSEG Power LLC, 2.75%, 2016	250	252
Public Service Co. of Colorado, 3.20%, 2020	300	314
Southern California Edison Co., 1.125%, 2017	430	430
Tampa Electric Co., 2.60%, 2022	350	347

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Electric - continued
Virginia Electric and Power Co.:
1.20%, 2018	$620	$615
2.95%, 2022	300	306
3.10%, 2025	1,020	1,032
__________
		7,135
__________
Oil & gas - 1.7%
Anadarko Petroleum Corp., 6.375%, 2017	250	253
Chevron Corp.:
0.889%, 2016	500	500
2.411%, 2022	475	463
Devon Energy Corp., 2.25%, 2018	225	194
Ensco PLC, 5.20%, 2025	50	30
Exxon Mobil Corp., 0.662%, 2019[1]	1,115	1,099
Husky Energy, Inc., 7.25%, 2019	250	261
Noble Holding International Ltd., 5.95%, 2025	430	217
Petroleos Mexicanos Co., Series 144A, 6.375%, 2021[2]	300	305
Phillips 66, 4.30%, 2022	290	297
Shell International Finance BV, 2.125%, 2020	860	843
Statoil ASA:
2.45%, 2023	540	502
3.25%, 2024	280	271
Total Capital International SA, 2.875%, 2022	230	228
Woodside Finance Ltd., Series 144A, 4.60%, 2021[2]	185	187
__________
		5,650
__________
Pipelines - 1.5%
Boardwalk Pipelines LP, 4.95%, 2024	460	390
Enbridge Energy Partners LP, 5.875%, 2025	230	216
Enbridge, Inc.:
5.60%, 2017	790	814
4.00%, 2023	505	457
EnLink Midstream Partners LP, 4.40%, 2024	220	157
Enterprise Products Operating LLC, 3.70%, 2026	80	72
Kinder Morgan Energy Partners LP, 4.25%, 2024	430	364
Kinder Morgan, Inc., 4.30%, 2025	1,350	1,172
Spectra Energy Partners LP, 2.95%, 2018	500	490
TC PipeLines LP, 4.375%, 2025	415	357
Williams Partners LP, 4.50%, 2023	535	397
__________
		4,886
__________
Beverages - 1.4%
Anheuser-Busch InBev Worldwide, Inc.:
2.65%, 2021	1,160	1,169
3.30%, 2023	460	468
3.65%, 2026	1,305	1,323
Pernod-Ricard SA, Series 144A, 2.95%, 2017[2]	800	808

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Beverages - continued
SABMiller Holdings, Inc., Series 144A, 2.45%, 2017[2]	$745	$751
__________
		4,519
__________
Auto Manufacturers - 1.3%
Daimler Finance North America LLC, Series 144A:[2]
1.476%, 2018 [1]	350	349
3.30%, 2025	250	248
Ford Motor Credit Co. LLC:
3.157%, 2020	550	547
3.219%, 2022	205	200
4.389%, 2026	575	581
General Motors Co., 4.00%, 2025	235	220
General Motors Financial Co., Inc.:
3.10%, 2019	975	968
3.70%, 2020	320	319
4.30%, 2025	535	510
Toyota Motor Credit Corp., 1.45%, 2018	350	351
__________
		4,293
__________
Insurance - 1.3%
ACE INA Holdings, Inc.:
2.30%, 2020	275	276
2.875%, 2022	145	147
3.35%, 2024	400	410
3.35%, 2026	150	153
4.35%, 2045	205	216
American International Group, Inc., 2.30%, 2019	495	497
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	766
Prudential Financial, Inc., 1.1416%, 2018[1]	570	569
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[2]	1,125	1,128
__________
		4,162
__________
REITS - 1.1%
Corporate Office Properties LP, 5.25%, 2024	225	231
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	512
DDR Corp., 4.25%, 2026	375	373
ERP Operating LP, 4.625%, 2021	350	390
Essex Portfolio LP, 3.50%, 2025	490	480
Kimco Realty Corp., 3.40%, 2022	90	91
Prologis LP:
2.75%, 2019	360	366
3.75%, 2025	235	238
Simon Property Group LP, 2.50%, 2021	460	463
UDR, Inc., 3.70%, 2020	400	420
__________
		3,564
__________
Media - 1.0%
21st Century Fox America, Inc.:

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Media - continued
4.50%, 2021	$350	$380
3.70%, 2025	205	203
CBS Corp., 1.95%, 2017	200	201
Comcast Corp., 3.375%, 2025	300	306
NBCUniversal Media LLC, 5.15%, 2020	350	394
The Walt Disney Co.:
5.50%, 2019	300	337
2.30%, 2021	820	826
Viacom, Inc.:
2.50%, 2018	350	348
3.875%, 2024	380	348
__________
		3,343
__________
Diversified financial services - 1.0%
American Express Co., 0.9676%, 2018[1]	500	497
GE Capital International Funding Co., Series 144A, 0.964%, 2016[2]	838	838
Intercontinental Exchange, Inc.:
4.00%, 2023	970	1,020
3.75%, 2025	110	113
Visa, Inc., 2.20%, 2020	815	822
__________
		3,290
__________
Agriculture - 0.8%
Altria Group, Inc.:
2.85%, 2022	250	251
2.95%, 2023	200	199
4.00%, 2024	580	615
Philip Morris International, Inc., 3.375%, 2025	630	655
Reynolds American, Inc.:
2.30%, 2018	120	121
4.00%, 2022	70	74
4.45%, 2025	430	457
5.70%, 2035	30	33
5.85%, 2045	220	247
__________
		2,652
__________
Telecommunications - 0.7%
AT&T, Inc.:
2.40%, 2016	200	201
2.80%, 2021	405	404
4.125%, 2026	325	325
Verizon Communications, Inc.:
5.15%, 2023	940	1,042
4.272%, 2036	500	448
__________
		2,420
__________
Healthcare-services - 0.7%
Aetna, Inc., 1.50%, 2017	350	350

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Healthcare-services - continued
Anthem, Inc.:
2.30%, 2018	$285	$287
4.35%, 2020	300	322
Laboratory Corp. of America Holdings, 4.70%, 2045	210	198
UnitedHealth Group, Inc.:
1.40%, 2017	250	250
3.35%, 2022	380	393
3.75%, 2025	460	479
__________
		2,279
__________
Healthcare-products - 0.6%
Becton Dickinson & Co., 3.734%, 2024	390	400
Medtronic, Inc., 3.50%, 2025	500	514
St. Jude Medical, Inc., 3.875%, 2025	130	133
Zimmer Biomet Holdings, Inc.:
3.15%, 2022	470	466
3.55%, 2025	610	596
__________
		2,109
__________
Biotechnology - 0.6%
Celgene Corp.:
2.125%, 2018	200	201
2.875%, 2020	120	121
3.55%, 2022	90	92
3.625%, 2024	155	154
3.875%, 2025	600	607
Gilead Sciences, Inc.:
3.05%, 2016	80	81
3.25%, 2022	325	334
3.50%, 2025	320	329
__________
		1,919
__________
Real Estate - 0.6%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	299
4.125%, 2024	400	405
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, 2019	100	100
3.50%, 2025	250	247
WEA Finance LLC, Series 144A:[2]
2.70%, 2019	475	476
3.25%, 2020	355	362
__________
		1,889
__________
Retail - 0.5%
CVS Health Corp., 4.00%, 2023	200	211
McDonald's Corp., , 3.70%, 2026	135	137
Starbucks Corp., 2.00%, 2018	190	193

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Retail - continued
Target Corp., 6.00%, 2018	$705	$769
The Home Depot, Inc., 4.40%, 2021	350	389
__________
		1,699
__________
Computers - 0.5%
Apple, Inc.:
2.00%, 2020	800	806
2.70%, 2022	800	813
__________
		1,619
__________
Aerospace/Defense - 0.3%
Airbus Finance BV, Series 144A, 2.70%, 2023[2]	300	297
Lockheed Martin Corp.:
3.10%, 2023	90	92
3.55%, 2026	265	272
The Boeing Co., 0.95%, 2018	350	348
__________
		1,009
__________
Oil&Gas Services - 0.2%
Halliburton Co.:
2.70%, 2020	185	181
3.375%, 2022	170	167
3.80%, 2025	165	155
Schlumberger Holdings Corp., Series 144A:[2]
3.00%, 2020	125	123
4.00%, 2025	205	200
__________
		826
__________
Software - 0.2%
Oracle Corp.:
1.20%, 2017	250	251
2.375%, 2019	500	513
__________
		764
__________
Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	381
Waste Management, Inc., 4.60%, 2021	300	327
__________
		708
__________
Chemicals - 0.2%
Ecolab, Inc., 3.00%, 2016	180	183
Ei Du Pont De Nemours & Co., 2.80%, 2023	350	331
__________
		514
__________
Miscellaneous manufacturing - 0.2%
Danaher Corp., 2.30%, 2016	200	201

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Miscellaneous manufacturing - continued
General Electric Co., 2.70%, 2022	$300	$306
__________
		507
__________
Food - 0.1%
The Kroger Co., 2.00%, 2019	410	412
__________
		412
__________
Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	350
__________
		350
__________
Office/Business Equip - 0.1%
Xerox Corp., 2.95%, 2017	250	251
__________
		251
__________
Mining - 0.1%
Teck Resources Ltd., 3.15%, 2017	260	246
__________
		246
__________
Gas - 0.0%
Dominion Gas Holdings LLC, 2.80%, 2020	125	127
__________
		127
__________
Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	50	54
__________
		54
__________
Total corporate bonds & notes		79,315
__________
Municipals - 2.3%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2016	8	8
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, 2016	1,000	1,002
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	506
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	3,000	3,106
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	508
3.139%, 2020	805	837
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (AGM Insured), 5.00%, 2016	42	42
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	44
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	593
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	662
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	349
__________
Total municipals		7,774
__________

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Government & government agency bonds & notes outside the U.S. - 0.6%
Sovereign - 0.6%
Mexico Government International Bond, 4.00%, 2023	$450	$455
Province of Manitoba Canada, 3.05%, 2024	200	210
Province of Ontario Canada, 3.20%, 2024	500	531
Ukraine Government AID Bonds, 1.844%, 2019	875	888
__________
		2,084
__________
Total government & government agency bonds & notes outside the U.S.		2,084
__________
Asset-backed obligations - 6.8%
AmeriCredit Automobile Receivables Trust, 1.15%, 2019	355	354
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 2019	1,000	1,003
2.97%, 2020	1,340	1,370
2.50%, 2021	770	771
California Republic Auto Receivables Trust:
1.82%, 2020	775	774
2.51%, 2021	270	268
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	584
CarMax Auto Owner Trust:
1.16%, 2019	500	500
1.38%, 2019	655	656
1.37%, 2020	450	450
Chase Issuance Trust, 0.8555%, 2020[1]	480	481
Chesapeake Funding LLC, Series 144A, 0.842%, 2026[12]	148	147
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[2]	640	639
Citi Held For Asset Issuance, Series 144A:[2]
2.56%, 2022	702	702
4.31%, 2022	865	859
Citibank Credit Card Issuance Trust, 1.5765%, 2020[1]	540	548
CPS Auto Receivables Trust, Series 144A, 3.34%, 2020[2]	800	801
Discover Card Execution Note Trust:
0.776%, 2020 [1]	1,165	1,165
2.12%, 2021	655	667
Drive Auto Receivables Trust, Series 144A:[2]
0.93%, 2017	272	271
2.76%, 2021	500	500
Enterprise Fleet Financing LLC, Series 144A, 1.05%, 2020[2]	573	572
Ford Credit Auto Lease Trust, 1.10%, 2017	165	165
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, 2025	565	573
2.12%, 2026	315	317
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.824%, 2028	372	371
1.174%, 2028	300	299
Hertz Vehicle Financing LLC, Series 144A:[2]
1.12%, 2017	1,600	1,602
3.29%, 2018	810	822
1.83%, 2019	1,000	995
2.73%, 2021	1,048	1,051
Octagon Investment Partners XV Ltd., Series 144A, 1.9096%, 2025[1,2]	800	788
Santander Drive Auto Receivables Trust:

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Asset-backed obligations - continued
0.87%, 2018	$—	$—
1.27%, 2019	775	775
Trade MAPS 1 Ltd., Series 144A:[1,2]
1.124%, 2018	430	428
1.674%, 2018	250	247
__________
Total asset-backed obligations		22,515
__________
Total bonds, notes & other debt investments (cost: $315,128,000)		317,281
__________
Short-term securities - 5.5%
Danaher Corp., 0.40%, February 22, 2016[3]	3,000	2,999
Exxon Mobil Corp., 0.37%, February 17, 2016[3]	4,000	3,999
Federal Home Loan Bank, 0.27%, February 26, 2016[3]	3,000	2,999
General Electric Co., 0.01%, February 1, 2016[3]	3,550	3,550
John Deere Credit Ltd., 0.55%, February 11, 2016[3]	4,700	4,700
__________
Total short-term securities (cost: $18,247,000)		18,247
__________
Total investment securities (cost: $333,375,000)		335,528
Other assets less liabilities		(4,726)
__________
Net assets		$330,802
__________
__________

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at January 31, 2016.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $26,005,000, representing 7.86% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Econ.	= Economic
Facs.	= Facilities
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
NATL-RE	= National Reinsurance
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

	Shares	Value (000)
Common Stocks - 93.9%
Information Technology - 17.6%
Keyence Corp.	15,000	$7,058
ASML Holding NV	58,911	5,413
Xilinx, Inc.	101,205	5,088
Microsoft Corp.	89,000	4,903
Visa, Inc., A Shares	65,700	4,894
Murata Manufacturing Co. Ltd. [2]	37,300	4,868
Avago Technologies Ltd.	34,000	4,546
Hamamatsu Photonics K.K.	177,500	4,412
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	174,180	3,893
Texas Instruments, Inc.	64,315	3,404
Apple, Inc.	33,794	3,290
Jack Henry & Associates, Inc.	40,511	3,289
Alphabet, Inc., Class C1	4,422	3,285
Paychex, Inc.	67,670	3,239
Automatic Data Processing, Inc.	28,142	2,338
VeriSign, Inc.[1]	30,575	2,311
Alphabet, Inc., Class A1	2,460	1,873
Gemalto NV	26,354	1,589
Jabil Circuit, Inc.	79,500	1,583
Trend Micro, Inc.	35,600	1,494
International Business Machines Corp.	11,815	1,474
HP, Inc.	142,620	1,385
VTech Holdings Ltd.	129,300	1,302
Accenture PLC, Class A	11,800	1,245
Broadcom Corp., Class A	17,300	946
Amadeus IT Holding SA, A Shares	21,965	902
Oracle Corp.	18,400	833
__________
		80,857
__________
Financials - 17.1%
Sampo Oyj, A Shares	158,701	7,663
AIA Group Ltd.	1,254,600	7,029
CME Group, Inc.	67,200	6,038
The Goldman Sachs Group, Inc.	31,100	5,025
Marsh & McLennan Cos., Inc.	79,800	4,256
American Tower Corp.	43,800	4,132
Moody's Corp.	40,900	3,646
Wells Fargo & Co.	70,280	3,530
Deutsche Wohnen AG	121,062	3,182
JPMorgan Chase & Co.	50,800	3,023
HDFC Bank Ltd. (ADR)	44,000	2,655
Iron Mountain, Inc.	92,170	2,538
Lloyds Banking Group PLC	2,648,200	2,484
The PNC Financial Services Group, Inc.	25,800	2,236
Chubb Ltd.	18,870	2,134
PacWest Bancorp	55,690	2,044
Crown Castle International Corp.	21,550	1,858
CaixaBank SA	591,407	1,800
Svenska Handelsbanken AB, A Shares	141,869	1,782
Mercury General Corp.	36,750	1,706
DBS Group Holdings Ltd.	166,775	1,661
Aon PLC	18,500	1,625

	Shares	Value (000)
Common Stocks - continued
Financials - continued
BNP Paribas SA	33,333	$1,584
Aberdeen Asset Management PLC	422,100	1,486
DNB ASA	72,619	881
Prudential PLC	38,400	755
Willis Towers Watson PLC	6,224	712
Credit Suisse Group AG1	36,135	638
UBS Group AG	16,738	276
__________
		78,379
__________
Health Care - 13.3%
Novo Nordisk A/S, Class B	161,165	9,000
Astrazeneca PLC	111,930	7,160
Novartis AG	74,616	5,788
Roche Holding AG	18,208	4,737
Gilead Sciences, Inc.	52,192	4,332
Essilor International SA	29,940	3,720
Cerner Corp.[1]	57,900	3,359
Incyte Corp.[1]	47,600	3,359
Eli Lilly & Co.	41,710	3,299
Illumina, Inc.[1]	16,660	2,631
Pfizer, Inc.	83,500	2,546
AmerisourceBergen Corp.	23,700	2,123
Sysmex Corp.	32,400	2,084
Express Scripts Holding Co.[1]	26,400	1,897
Medtronic PLC	20,440	1,552
Bayer AG	9,937	1,115
St. Jude Medical, Inc.	17,700	936
DaVita HealthCare Partners, Inc.[1]	13,500	906
Aetna, Inc.	3,800	385
Bristol-Myers Squibb Co.	5,125	319
__________
		61,248
__________
Industrials - 12.7%
Safran SA	86,064	5,616
SMC Corp.	17,500	3,954
FANUC Corp.	29,300	3,912
The Boeing Co.	32,500	3,904
Assa Abloy AB, Class B	182,842	3,870
Eaton Corp. PLC	74,500	3,763
Hexcel Corp.	90,155	3,731
Danaher Corp.	35,200	3,050
China Everbright International Ltd.	2,670,080	2,849
Nielsen Holdings PLC	52,980	2,552
Siemens AG	25,626	2,453
BAE Systems PLC	324,130	2,392
Zodiac Aerospace	107,792	2,260
Jardine Matheson Holdings Ltd.	34,000	1,783
Norfolk Southern Corp.	25,110	1,770
IDEX Corp.	22,000	1,595
General Electric Co.	50,000	1,455
Canadian National Railway Co.	19,020	1,017
Sydney Airport	214,770	1,006

	Shares	Value (000)
Common Stocks - continued
Industrials - continued
AA PLC	232,284	$981
Airbus Group SE	15,279	961
DKSH Holding AG Ltd.[1]	14,647	902
TransDigm Group, Inc.[1]	4,000	899
Waste Management, Inc.	13,990	741
Caterpillar, Inc.	7,700	479
Meggitt PLC	59,034	308
__________
		58,203
__________
Consumer Staples - 10.9%
Nestle SA	96,916	7,138
Unilever PLC	154,200	6,787
Imperial Tobacco Group PLC	119,214	6,459
Pernod Ricard SA	49,955	5,862
L'Oreal SA	26,632	4,597
The Procter & Gamble Co.	53,995	4,411
The Coca-Cola Co.	87,540	3,757
Philip Morris International, Inc.	32,900	2,961
Tate & Lyle PLC	240,500	2,147
Danone SA	29,732	2,050
Carlsberg A/S, Class B	11,565	974
British American Tobacco PLC	16,200	901
CVS Health Corp.	7,165	692
Diageo PLC	22,680	611
Nestle SA (ADR)	7,600	560
__________
		49,907
__________
Consumer Discretionary - 10.8%
Newell Rubbermaid, Inc.	121,563	4,714
Starbucks Corp.	69,100	4,199
Royal Caribbean Cruises Ltd.	49,000	4,016
Cie Financiere Richemont SA	54,159	3,519
Comcast Corp., Class A	57,870	3,224
Viacom, Inc., Class B	63,800	2,912
Yum! Brands, Inc.	39,865	2,885
Las Vegas Sands Corp.	62,570	2,822
Greene King PLC	208,700	2,628
Liberty Global PLC, Class A1	72,530	2,496
Sirius XM Holdings, Inc.[1]	507,000	1,876
Marks & Spencer Group PLC	282,900	1,718
Charter Communications, Inc., Class A1	9,210	1,578
Denso Corp.	32,200	1,398
Electrolux AB, Series B	57,710	1,253
BCA Marketplace PLC	506,738	1,213
Bayerische Motoren Werke AG	14,447	1,200
Burberry Group PLC	62,000	1,058
ElringKlinger AG	40,921	1,037
SES SA	35,526	931
Scripps Networks Interactive, Inc., Class A	14,970	913
Samsonite International SA	248,100	638
Panera Bread Co., Class A1	2,760	535
The Home Depot, Inc.	3,685	463

	Shares	Value (000)
Common Stocks - continued
Consumer Discretionary - continued
Wynn Macau Ltd.	417,200	$454
Liberty Global PLC, Series C1	5,100	170
__________
		49,850
__________
Energy - 4.7%
Chevron Corp.	51,510	4,454
Exxon Mobil Corp.	50,905	3,963
Enbridge, Inc.	87,700	3,046
Occidental Petroleum Corp.	43,145	2,970
Schlumberger Ltd.	34,386	2,485
Total SA	55,505	2,470
EOG Resources, Inc.	30,145	2,141
__________
		21,529
__________
Telecommunication Services - 2.9%
NTT DOCOMO, Inc.	52,900	1,180
Singapore Telecommunications Ltd.	1,296,400	3,223
SoftBank Group Corp.	73,700	3,262
Verizon Communications, Inc.	64,100	3,203
Vodafone Group PLC	827,135	2,646
__________
		13,514
__________
Materials - 2.2%
Monsanto Co.	19,600	1,776
The Dow Chemical Co.	39,100	1,642
Praxair, Inc.	14,575	1,457
LyondellBasell Industries NV, Class A	18,170	1,417
Nucor Corp.	30,500	1,192
Air Liquide SA	10,863	1,124
Givaudan SA1	555	1,037
Rio Tinto PLC	24,242	596
__________
		10,241
__________
Utilities - 1.7%
National Grid PLC	275,500	3,883
SSE PLC	117,300	2,437
Sempra Energy	17,780	1,685
__________
		8,005
__________
Total common stocks (cost: $388,577,000)		431,733
__________
	Principal amount (000)
Short-term securities - 5.6%
Federal Home Loan Bank:[3]
0.31%, March 09, 2016	$5,000	4,998
0.59%, July 25, 2016	4,600	4,591

	Principal amount (000)	Value (000)
Short-term securities - continued
General Electric Co., 0.01%, February 01, 2016[3]	$11,250	$11,250
Paccar Financial Corp., 0.39%, February 19, 2016[3]	5,000	4,999
__________
Total short-term securities (cost: $25,835,000)		25,838
__________
Total investment securities (cost: $414,412,000)		457,571
Other assets less liabilities		2,142
__________
Net assets		$459,713
__________
__________

[1]	Non-income producing security.
[2]	Security was valued in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, this security represent 1.1% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
ADR	- American Depositary Receipts

	Shares	Value (000)
Common Stocks - 94.2%
Health Care - 15.7%
Novo Nordisk A/S, Class B	760,292	$42,458
Roche Holding AG	120,584	31,371
Astrazeneca PLC	433,920	27,759
Genmab A/S1	193,135	24,187
Sysmex Corp.	340,300	21,892
Novartis AG	263,371	20,429
Essilor International SA	117,670	14,622
Medtronic PLC	128,400	9,748
Bayer AG	53,035	5,949
__________
		198,415
__________
Industrials - 15.3%
Assa Abloy AB, Class B	1,198,516	25,364
Safran SA	357,317	23,316
SMC Corp.	102,400	23,135
FANUC Corp.	141,400	18,879
China Everbright International Ltd.	13,369,390	14,267
Jardine Matheson Holdings Ltd.	271,400	14,233
Zodiac Aerospace	608,945	12,767
Sydney Airport	2,360,400	11,059
AA PLC	2,290,115	9,674
Kawasaki Heavy Industries Ltd.	2,545,000	7,851
Nidec Corp.	107,000	7,292
Airbus Group SE	115,290	7,251
DKSH Holding AG Ltd.[1]	104,581	6,436
Kubota Corp.	291,000	4,295
Canadian National Railway Co.	75,200	4,022
Siemens AG	39,338	3,766
__________
		193,607
__________
Financials - 14.0%
AIA Group Ltd.	5,392,200	30,210
Sampo Oyj, A Shares	601,894	29,064
Deutsche Wohnen AG	724,788	19,052
Lloyds Banking Group PLC	20,014,400	18,774
Prudential PLC	829,440	16,304
HDFC Bank Ltd. (ADR)	156,400	9,436
BNP Paribas SA	185,878	8,834
CaixaBank SA	2,603,558	7,923
Credit Suisse Group AG1	373,588	6,595
Svenska Handelsbanken AB, A Shares	494,698	6,215
UBS Group AG	371,170	6,128
DBS Group Holdings Ltd.	473,655	4,718
Sumitomo Mitsui Financial Group, Inc.	136,700	4,591
Henderson Group PLC	862,110	3,414
ING Groep NV	291,805	3,368
DNB ASA	225,913	2,740
__________
		177,366
__________

	Shares	Value (000)
Common Stocks - continued
Information Technology - 13.6%
Keyence Corp.	70,200	$33,032
Hamamatsu Photonics K.K.	1,171,600	29,118
Murata Manufacturing Co. Ltd. [2]	207,600	27,093
ASML Holding NV	206,031	18,932
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	740,400	16,548
Trend Micro, Inc.	278,100	11,672
Amadeus IT Holding SA, A Shares	250,626	10,292
Oracle Corp.	179,100	8,111
SAP SE	94,985	7,536
Gemalto NV	107,927	6,509
Yahoo Japan Corp.	1,003,400	3,844
__________
		172,687
__________
Consumer Staples - 13.2%
Pernod Ricard SA	199,701	23,435
L'Oreal SA	126,063	21,760
Imperial Tobacco Group PLC	394,359	21,366
Nestle SA	289,820	21,347
British American Tobacco PLC	254,160	14,130
Unilever PLC	291,500	12,829
Carlsberg A/S, Class B	151,755	12,777
Diageo PLC	470,945	12,678
Danone SA	119,662	8,253
Associated British Foods PLC	138,170	6,237
Reckitt Benckiser Group PLC	60,900	5,434
Japan Tobacco, Inc.	101,900	3,982
PZ Cussons PLC	803,415	3,052
__________
		167,280
__________
Consumer Discretionary - 11.4%
Ryohin Keikaku Co. Ltd.	107,000	22,684
Nissan Motor Co. Ltd.	1,876,900	18,616
Cie Financiere Richemont SA	258,725	16,809
Liberty Global PLC, Class A1	485,875	16,719
BCA Marketplace PLC	3,573,468	8,551
ElringKlinger AG	332,248	8,423
SES SA	267,283	7,004
Samsonite International SA	2,625,300	6,755
WPP PLC	277,040	6,030
LVMH Moet Hennessy Louis Vuitton SE	33,717	5,435
Bayerische Motoren Werke AG	63,819	5,299
Denso Corp.	113,000	4,904
Greene King PLC	290,350	3,656
Burberry Group PLC	204,500	3,488
The Swatch Group AG	51,484	3,417
Electrolux AB, Series B	156,561	3,400
Wynn Macau Ltd.	2,074,000	2,258
Liberty Global PLC, Series C1	48,000	1,599
__________
		145,047
__________

	Shares	Value (000)
Common Stocks - continued
Telecommunication Services - 5.1%
Vodafone Group PLC	6,901,290	$22,076
SoftBank Group Corp.	331,100	14,653
NTT DOCOMO, Inc.	545,200	12,162
KDDI Corp.	371,200	9,385
Singapore Telecommunications Ltd.	2,498,500	6,212
__________
		64,488
__________
Energy - 3.4%
Total SA	447,557	19,913
Enbridge, Inc.	364,900	12,675
Oil Search Ltd.	1,147,819	5,395
BG Group PLC	335,700	5,089
__________
		43,072
__________
Utilities - 1.3%
National Grid PLC	1,125,270	15,860
__________
		15,860
__________
Materials - 1.2%
Givaudan SA1	4,262	7,964
Air Liquide SA	49,238	5,096
Rio Tinto PLC	107,490	2,644
__________
		15,704
__________
Total common stocks (cost: $1,140,768,000)		1,193,526
__________
Preferred Securities - 0.4%
Health Care - 0.4%
Grifols SA, Class B	346,263	5,132
__________
Total preferred securities (cost: $5,772,000)		5,132
__________
	Principal amount (000)
Short-term securities - 5.3%
Abbot Laboratories, 0.21%, February 09, 2016[3]	$10,600	10,599
Danaher Corp., 0.40%, February 22, 2016[3]	10,000	9,998
Federal Home Loan Bank:[3]
0.31%, March 09, 2016	10,000	9,997
0.40%, April 27, 2016	10,000	9,992
General Electric Co., 0.01%, February 01, 2016[3]	26,950	26,949
__________
Total short-term securities (cost: $67,535,000)		67,535
__________

Total investment securities (cost: $1,214,075,000)		1,266,193
Other assets less liabilities		1,159
__________
Net assets		$1,267,352
__________
__________

[1] Non-income producing security.
[2] Security was valued in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, this security represent 2.1% of net assets.
[3] Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
ADR	- American Depositary Receipts

	Shares	Value (000)
Common Stocks - 94.6%
Information Technology - 16.1%
Jack Henry & Associates, Inc.	52,700	$4,278
Automatic Data Processing, Inc.	42,200	3,506
Microsoft Corp.	60,815	3,350
Visa, Inc., A Shares	36,800	2,741
Texas Instruments, Inc.	50,900	2,694
Alphabet, Inc., Class C1	2,627	1,952
Broadcom Corp., Class A	34,700	1,897
Apple, Inc.	18,665	1,817
VeriSign, Inc.[1]	18,600	1,406
Accenture PLC, Class A	12,825	1,354
Jabil Circuit, Inc.	52,111	1,038
Avago Technologies Ltd.	7,255	970
HP, Inc.	95,300	925
International Business Machines Corp.	5,795	723
Xilinx, Inc.	10,760	541
Alphabet, Inc., Class A1	450	343
__________
		29,535
__________
Financials - 15.6%
Marsh & McLennan Cos., Inc.	69,600	3,712
Wells Fargo & Co.	56,960	2,861
CME Group, Inc.	30,425	2,734
The Goldman Sachs Group, Inc.	16,900	2,730
JPMorgan Chase & Co.	41,900	2,493
Iron Mountain, Inc.	81,530	2,245
Discover Financial Services	45,200	2,070
Chubb Ltd.	15,765	1,783
The PNC Financial Services Group, Inc.	20,325	1,761
American Tower Corp.	18,600	1,755
Aon PLC	16,200	1,423
Moody's Corp.	11,900	1,061
Willis Towers Watson PLC	6,605	756
PacWest Bancorp	17,800	653
Crown Castle International Corp.	6,500	560
__________
		28,597
__________
Consumer Discretionary - 15.1%
Newell Rubbermaid, Inc.	107,400	4,165
Comcast Corp., Class A	71,450	3,981
The Home Depot, Inc.	23,500	2,955
Panera Bread Co., Class A1	12,145	2,356
Charter Communications, Inc., Class A1	13,500	2,313
Starbucks Corp.	36,300	2,206
NIKE, Inc., Class B	27,180	1,686
Yum! Brands, Inc.	22,400	1,621
Scripps Networks Interactive, Inc., Class A	18,694	1,140
Carnival Corp.	21,650	1,042
Las Vegas Sands Corp.	23,040	1,039
Norwegian Cruise Line Holdings Ltd.[1]	18,895	857
Sirius XM Holdings, Inc.[1]	207,405	767
The Priceline Group, Inc.[1]	620	660
Delphi Automotive PLC	9,400	611

	Shares	Value (000)
Common Stocks - continued
Consumer Discretionary - continued
Viacom, Inc., Class B	7,510	$343
__________
		27,742
__________
Health Care - 13.6%
Medtronic PLC	38,600	2,930
Express Scripts Holding Co.[1]	38,700	2,781
Gilead Sciences, Inc.	31,900	2,648
Cerner Corp.[1]	38,780	2,250
Eli Lilly & Co.	28,125	2,225
St. Jude Medical, Inc.	41,720	2,205
AmerisourceBergen Corp.	22,300	1,997
AstraZeneca PLC (ADR)	57,455	1,851
Novo Nordisk A/S (ADR)	23,200	1,296
UnitedHealth Group, Inc.	9,500	1,094
Incyte Corp.[1]	12,700	896
Aetna, Inc.	8,795	896
Illumina, Inc.[1]	4,955	783
Roche Holding AG (ADR)	14,700	477
Bristol-Myers Squibb Co.	6,785	422
DaVita HealthCare Partners, Inc.[1]	3,340	224
__________
		24,975
__________
Industrials - 12.8%
Waste Connections, Inc.	57,500	3,448
The Boeing Co.	24,275	2,916
Danaher Corp.	32,155	2,786
Hexcel Corp.	58,300	2,412
Eaton Corp. PLC	46,900	2,369
Norfolk Southern Corp.	30,905	2,179
Nielsen Holdings PLC	31,015	1,494
TransDigm Group, Inc.[1]	6,035	1,356
IDEX Corp.	15,800	1,146
Caterpillar, Inc.	13,400	834
General Electric Co.	27,600	803
Waste Management, Inc.	14,740	781
Siemens AG (ADR)	7,120	683
Union Pacific Corp.	4,600	331
__________
		23,538
__________
Consumer Staples - 9.2%
The Procter & Gamble Co.	52,600	4,297
Philip Morris International, Inc.	33,805	3,043
Diageo PLC (ADR)	25,465	2,742
Unilever PLC (ADR)	49,700	2,200
Nestle SA (ADR)	28,100	2,072
The Coca-Cola Co.	23,395	1,004
CVS Health Corp.	7,700	744
Mondelez International, Inc., Class A	13,000	560
Mead Johnson Nutrition Co.	4,900	355
__________
		17,017
__________

	Shares	Value (000)
Common Stocks - continued
Energy - 7.5%
Schlumberger Ltd.	44,100	$3,187
Chevron Corp.	27,240	2,355
Columbia Pipeline Group, Inc.	115,340	2,140
Exxon Mobil Corp.	17,000	1,323
Occidental Petroleum Corp.	19,045	1,311
ConocoPhillips	25,580	1,000
EOG Resources, Inc.	13,965	992
Enbridge, Inc.	21,800	754
Halliburton Co.	20,400	649
__________
		13,711
__________
Materials - 2.7%
Monsanto Co.	20,100	1,821
Praxair, Inc.	17,910	1,791
The Dow Chemical Co.	34,700	1,457
__________
		5,069
__________
Telecommunication Services - 1.3%
Verizon Communications, Inc.	47,100	2,353
__________
		2,353
__________
Utilities - 0.7%
National Grid PLC (ADR)	11,500	814
Sempra Energy	5,125	486
__________
		1,300
__________
Total common stocks (cost: $141,354,000)		173,837
__________
	Principal amount (000)
Short-term securities - 5.8%
Army & Air Force Exchange Service, 0.34%, February 02, 2016[2]	$800	800
Federal Home Loan Bank, 0.33%, March 23, 2016[2]	1,700	1,699
General Electric Co., 0.01%, February 01, 2016[2]	3,800	3,800
International Business Machines Corp., 0.36%, February 12, 2016[2]	1,700	1,700
National Rural Utilities Cooperative Finance Corp., 0.35%, February 09, 2016[2]	2,700	2,700
__________
Total short-term securities (cost: $10,699,000)		10,699
__________
Total investment securities (cost: $152,053,000)		184,536
Other assets less liabilities		(772)
__________
Net assets		$183,764
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
ADR	- American Depositary Receipts

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities;

conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the funds’ valuation levels as of January 31, 2016 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
___________________________________________________________________________________________________________
Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$371,531	$—	$371,531
Corporate bonds & notes	—	455	—	455
Short-term securities	—	12,250	—	12,250
______________________________________________
Total	$—	$384,236	$—	$384,236
______________________________________________
______________________________________________

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$139,506	$—	$139,506
Short-term securities	—	28,340	—	28,340
______________________________________________
Total	$—	$167,846	$—	$167,846
______________________________________________
______________________________________________

Capital Group California Core Municipal Fund
Bonds & notes	$—	$304,860	$—	$304,860
Short-term securities	—	11,670	—	11,670
______________________________________________
Total	$—	$316,530	$—	$316,530
______________________________________________
______________________________________________

Investment securities	Level 1	Level 2	Level 3	Total
___________________________________________________________________________________________________________
Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$108,310	$—	$108,310
Short-term securities	—	4,800	—	4,800
______________________________________________
Total	$—	$113,110	$—	$113,110
______________________________________________
______________________________________________

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$167,591	$—	$167,591
Mortgage-backed obligations	—	38,002	—	38,002
Corporate bonds & notes	—	79,315	—	79,315
Municipals	—	7,774	—	7,774
Government & government agency bonds & notes outside the U.S.	—	2,084	—	2,084
Asset-backed obligations	—	22,515	—	22,515
Short-term securities	—	18,247	—	18,247
______________________________________________
Total	$—	$335,528	$—	$335,528
______________________________________________
______________________________________________

Capital Group Global Equity Fund
Common Stocks [1]
Information Technology	$52,986	$23,003	$4,868	$80,857
Financials	47,158	31,221	—	78,379
Health Care	27,644	33,604	—	61,248
Industrials	24,956	33,247	—	58,203
Consumer Staples	12,381	37,526	—	49,907
Consumer Discretionary	32,803	17,047	—	49,850
Energy	19,059	2,470	—	21,529
Telecommunication Services	3,203	10,311	—	13,514
Materials	7,484	2,757	—	10,241
Utilities	1,685	6,320	—	8,005
Short-term securities	—	25,838	—	25,838
______________________________________________
Total	$229,359	$223,344	$4,868	$457,571
______________________________________________
________________ ______________________________

Capital Group International Equity Fund (formerly, Capital Group Non-U.S. Equity Fund)
Common Stocks [2]
Health Care	$9,748	$188,667	$—	$198,415
Industrials	4,022	189,585	—	193,607
Financials	9,436	167,930	—	177,366
Information Technology	16,548	129,046	27,093	172,687
Consumer Staples	—	167,280	—	167,280
Consumer Discretionary	18,318	126,729	—	145,047
Telecommunication Services	—	64,488	—	64,488
Energy	12,675	30,397	—	43,072
Utilities	—	15,860	—	15,860
Materials	—	15,704	—	15,704
Preferred Securities	—	5,132	—	5,132
Short-term securities	—	67,535	—	67,535
______________________________________________
Total	$70,747	$1,168,353	$27,093	$1,266,193
______________________________________________
________________________________ ______________

Investment securities	Level 1	Level 2	Level 3	Total
___________________________________________________________________________________________________________
Capital Group U.S. Equity Fund
Common Stocks[3]	$173,837	$—	$—	$173,837
Short-term securities	—	10,699	—	10,699
______________________________________________
Total	$173,837	$10,699	$—	$184,536
______________________________________________
______________________________________________

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Capital Group Global Equity Fund

Investments in Securities	Balance as of October 31, 2015	Change in Unrealized Appreciation / (Depreciation)	Transfers in to Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation / (Depreciation) from Investments Still Held at January 31, 2016
Common Stocks
Information Technology	$ -	$ (521)	$ 5,389	$ 4,868	$ (521)
Total	$ -	$ (521)	$ 5,389	$ 4,868	$ (521)

Capital Group International Equity Fund (formerly, Capital Group Non-U.S. Equity Fund)

Investments in Securities	Balance as of October 31, 2015	Change in Unrealized Appreciation / (Depreciation)	Transfers in to Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation / (Depreciation) from Investments Still Held at January 31, 2016
Common Stocks
Information Technology	$ -	$ (1,976)	$ 29,070	$ 27,094	$ (1,976)
Total	$ -	$ (1,976)	$ 29,070	$ 27,094	$ (1,976)

1	Investment security with a value of $4,868,000, which represented 1.06% of the net assets of the fund, transferred from Level 2 to Level 3 since the prior fiscal year-end, primarily due to after the local market closed on 1/29, the company announced that 3Q profit beat analyst estimates. On 2/1, the shares opened +15.4% at JPY 15,800. The Committee approved valuing at the 2/1 open price for the 1/31 reporting date. Level 2 includes investment securities with an aggregate value of $197,506,000, which represented 42.96% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund's investment advisor as a result of significant market movements following the close of local trading.
2	Investment security with a value of $27,093,000, which represented 2.14% of the net assets of the fund, transferred from Level 2 to Level 3 since the prior fiscal year-end, primarily due to after the local market closed on 1/29, the company announced that 3Q profit beat analyst estimates. On 2/1, the shares opened +15.4% at JPY 15,800. The Committee approved valuing at the 2/1 open price for the 1/31 reporting date. Level 2 includes investment securities with an aggregate value of $1,095,686,000, which represented 86.45% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund's investment advisor as a result of significant market movements following the close of local trading.
3	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at January 31, 2016 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Group Core Municipal Fund	$ 372,889	$ 11,751	$ (404)	$ 11,347
Capital Group Short-Term Municipal Fund	166,526	1,561	(241)	1,320
Capital Group California Core Municipal Fund	304,858	11,899	(227)	11,672
Capital Group California Short-Term Municipal Fund	111,687	1,505	(82)	1,423
Capital Group Core Bond Fund	333,375	4,512	(2,359)	2,153
Capital Group Global Equity Fund	414,412	66,815	(23,656)	43,159
Capital Group International Equity Fund (formerly, Capital Group Non-U.S. Equity Fund)	1,214,075	139,489	(87,371)	52,118
Capital Group U.S. Equity Fund	152,053	36,967	(4,484)	32,483

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 30, 2016

By __/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 30, 2016